Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies
Basis of Presentation

Basis for Presentation

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The estimates and assumptions made may not prove to be correct, and actual results could differ from the estimates.

Significant estimates inherent in the preparation of the accompanying condensed unaudited consolidated financial statements include management’s estimates of sales returns, warrants fair value, rebates, inventory valuation, and inventory recoverability. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Basis of Presentation

The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The consolidated financial statements include the accounts of Alliance Entertainment Holding Corporation and its wholly owned subsidiaries. Significant intercompany transactions have been eliminated in consolidation.

Liquidity

Liquidity

For the fiscal year ended June 30, 2023, and the three-month period ended September 30, 2023, Alliance disclosed substantial doubt regarding its ability to continue as a going concern, citing operational losses, a working capital deficit, and the approaching December 31, 2023, maturity date of the Revolver with Bank of America (the “Revolver”).

On December 21, 2023, the Company secured a new three-year $120 million credit facility, replacing the Revolver (see Note 9). Additionally, the Company has implemented certain strategic initiatives to reduce expenses and focus on the sale of higher margin products. As a result of the new credit facility, combined with these initiatives and the Company’s financial performance for the three and nine months ended March 31, 2024, the Company has concluded that it has sufficient cash to fund its operations and obligations (from its cash on hand, operations, working capital and availability on the credit facility) for at least twelve months from the issuance of these consolidated financial statements.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Pursuant to the requirements of the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the financial statements are issued. When substantial doubt about the Company’s ability to continue as a going concern exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates the substantial doubt. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company’s principal source of liquidity is its borrowing capacity under the revolving credit facility (the “Revolver”) with Bank of America, which matures on December 31, 2023, and cash generated from operations. The Company has suffered losses from operations for the year ended June 30, 2023, and has a working capital deficiency. Management is in active discussions with lenders to renew the Revolver prior to its maturity. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of at least one year from the date of issuance of these consolidated financial statements. Management is currently evaluating cost reduction opportunities, process efficiencies, and its overall growth and diversification strategy. If the Company is unable to get an extension of its Revolver and implement sufficient mitigation efforts, the Company may be forced to limit its business activities or be unable to continue as a going concern, which would have a material adverse effect on its results of operations and financial condition.

Concentration of Credit Risk

Concentration of Credit Risk

Concentration of Credit Risk consists of the following at:

Revenue

	3 Months Ended	3 Months Ended	9 Months Ended	9 Months Ended
($ in thousands)	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Customer #1	20.8%	21.9%	17.9%	13.0%
Customer #2	10.3%	*	11.3%	10.9%
Customer #3	10.8%	10.0%	*	*

* Less than 10%

Receivables Balance

	March 31, 2024	June 30, 2023
Customer #1	20.1%	15.5%
Customer #2	11.4%	12.1%
Customer #3	*	10.5%
Customer #4	10.0%	*

*Less than 10%

Purchases

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
($ in thousands)	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Supplier #1	*	*	21.5%	14.0%
Supplier #2	24.7%	19.1%	19.4%	13.2%
Supplies #3	14.2%	12.6%	10.2%	*
Supplier #4	12.2%	13.1%	*	*

* Less than 10%

Payables Balance

	March 31, 2024	June 30, 2023
Supplier #1	*	12.3%
Supplier #2	17.6%	*
Supplier #3	15.0%	*
Supplier #4	13.8%	*
Supplier #5	10.2%	*

*Less than 10%

Concentrations

Customers:

	Year Ended	Year Ended
Revenues	June 30, 2023	June 30, 2022
Customer #1	23.1%	26.8%

Receivable	June 30, 2023	June 30, 2022
Customer #1	*	21.4%
Customer #2	15.5%	14.7%
Customer #3	12.1%	*
Customer #4	10.5%	*

Suppliers:

	Year Ended	Year Ended
Purchases	June 30, 2023	June 30, 2022
Supplier #1	14.6%	11.1%
Supplier #2	12.9%	13.6%
Supplier #3	*	15.6%

Payables	June 30, 2023	June 30, 2022
Supplier #1	12.3%	11.9%

* Less than 10%

Accounting Pronouncements

Accounting Pronouncements

In October 2021, The FASB issued ASU No. 2021-08, Accounting for contract Assets and Contract Liabilities from contracts with customers (Topic 805) (“ASU 2021-08”). ASU 2021-08 requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. ASU 2021-08 is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The company adopted this ASU using the prospective approach method in July 2023. There have been no acquisitions since adoption and thus did not have a material impact on the Company’s condensed consolidated financial statements.

Recently Issued but Not Yet Adopted Accounting Pronouncements

Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). In December 2023, the FASB issued ASU 2023-09, which requires more detailed income tax disclosures. The guidance requires entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. We are evaluating the disclosure requirements related to the new standard.

Accounting Standard Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). In November 2023, the FASB issued ASU 2023-07, which is intended to improve reportable segment disclosure requirements, primarily through additional disclosures about significant segment expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statements. We are evaluating the disclosure requirements related to the new standard.

Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40) to improve, simplify, and enhance the financial reporting requirements for convertible instruments and contracts in an entity’s own equity. ASU 2020-06 is effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted this ASU using the modified retrospective method on July 1, 2022. The adoption did not result in any cumulative adjustment to the opening balance of retained earnings.

Recently Issued but Not Yet Adopted Accounting Pronouncements

In October 2021, The FASB issued ASU No. 2021-08, Accounting for contract Assets and Contract Liabilities from contracts with customers (Topic 805) (“ASU 2021-08”). ASU 2021-08 requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. ASU 2021-08 is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of ASU 2021-08 should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. The Company is currently evaluating the impact of ASU 2021-08 on its consolidated financial statements.

Earnings per Share

Earnings per Share

Basic Earnings Per Share (“EPS”) is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares and the impact would not be antidilutive. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. Contingently issuable shares are included in basic net loss per share only when there is no circumstance under which those shares would not be issued.

As a result of the Merger (see Note 16), the Company has retroactively adjusted the weighted average shares outstanding prior to February 10, 2023, to give effect to the Exchange Ratio used to determine the number of shares of Class A common stock into which they were converted.

The following table sets forth the computation of basic and diluted net earnings (loss) per share of Class A common stock for the three and nine months ended March 31, 2024, and 2023:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Net (Loss) Income (in thousands)	$(3,377)	$(7,750)	$2,075	$(30,774)
Basic and diluted shares
Weighted-average Class A common stock outstanding	50,933,020	48,426,206	50,788,811	47,804,228
(Loss) Income per share for Class A common stock
— Basic and Diluted	$(0.07)	$(0.16)	$0.04	$(0.64)

For the three and nine months ended March 31, 2024, and March 31, 2023, there are 60,000,000 shares of contingently issuable Class A common stock that were not included in the computation of basic earnings (loss) per share since the contingencies for the issuance of these shares have not been met as of March 31, 2024, and March 31, 2023. There are also warrants to purchase 9,920,000 shares of Class A common stock outstanding that have been excluded from diluted earnings per share because they are anti-dilutive.

Earnings per Share

Basic Earnings Per Share is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares and the impact would not be antidilutive. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. Contingently issuable shares are included in basic net loss per share only when there is no circumstance under which those shares would not be issued.

As a result of the Merger (see Note 15), the Company has retroactively adjusted the weighted average shares outstanding prior to February 10, 2023, to give effect to the Exchange Ratio used to determine the number of shares of Common Stock into which they were converted.

The following table sets forth the computation of basic and diluted net earnings (loss) per share of Common Stock for the years ended June 30, 2023, and 2022 respectively:

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Net (loss) Income (in thousands)	$(35,404)	$28,626
Basic and diluted shares
Weighted-average Class A Common Stock outstanding (basic)	48,138,393	47,500,000
Weighted-average Class A Common Stock outstanding (diluted)	48,398,623	47,500,000
(Loss) Income per share for Class A Common Stock
— Basic and Diluted	$(0.74)	$0.60

There are 60,000,000 shares of contingently issuable Common Stock that were not included in the computation of basic earnings (loss) per share since the contingencies for the issuance of these shares have not been met as of June 30, 2023. There are also 9,920,000 warrants outstanding and 260,000 restricted shares that have been excluded from diluted earnings per share because they are anti-dilutive.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the accompanying consolidated financial statements include management’s estimates of sales returns, warrants fair value, rebates, inventory valuation, and inventory recoverability. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents include all investments with original maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Warrants

Warrants

Management evaluates all of the Company’s financial instruments, including warrants issued to purchase its Class A Common Stock, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is assessed at issuance of the financial instrument and re-assessed at the end of each reporting period.

As a result of the Merger, the Company initially had 5,750,000 Public Warrants, 4,120,000 Private Placement Warrants, and 50,000 Representative Warrants issued that are exercisable to purchase shares of Class A Common Stock. The Public Warrants qualify for the derivative scope exception under ASC 815 and are therefore presented as a component of Stockholders’ Equity on the consolidated balance sheets without subsequent fair value re-measurement.

The Private Placement Warrants and Representative Warrants are recognized as derivative liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the Private Placement Warrants and Representative Warrants as liabilities at fair value in the consolidated balance sheets with the warrant liabilities subject to re-measurement at each balance sheet date until exercised, and any change in fair value recognized in the consolidated statements of operations.

The Company re-computes the fair value of the Private and the Representative Warrants at the issuance date and the end of each quarterly reporting period. Such value computation includes subjective input assumptions that are consistently applied each period. If the Company were to alter its assumptions or the numbers input based on such assumptions, the resulting fair value could be materially different. Refer to Note 17, Warrants and Note 18, Fair Value for additional details of the Warrants and related valuation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company complies with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosure requirements about fair value measurements. Under ASC 820, there are three categories for the classification and measurement of assets and liabilities carried at fair value:

Level 1:   Valuation based on quoted market prices in active markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Examples include publicly traded equity securities and publicly traded mutual funds that are actively traded on a major exchange or over-the-counter market.

Level 2:   Valuation based on quoted market prices of investments that are not actively traded or for which certain significant inputs are not observable, either directly or indirectly. Examples include municipal bonds, where fair value is estimated using recently executed transactions, bid asked prices and pricing models that factor in, where applicable, interest rates, bond spreads and volatility.

Level 3:   Valuation based on inputs that are unobservable and reflect management’s best estimate of what market participants would use as fair value. Examples include limited partnerships and private equity investments.

The estimated fair value of cash, trade receivables, accounts payable, accrued expenses and other current liabilities are based on Level 1 inputs as the fair values approximate carrying amounts as of June 30, 2023, and 2022, based on the short-term nature and maturity of these instruments.

The estimated fair values of debt and the credit facility is based on Level 2 inputs, which consist of interest rates that are currently available to the Company for issuance of debt with similar terms and remaining maturities. As of June 30, 2023 and 2022 the estimated fair value of the Company’s short and long-term debt approximates it carrying value due to market interest rates charged on such debt or their short-term maturities.

The estimated fair value of the tangible and intangible assets acquired, and the liabilities assumed in connection with the acquisition of Think3Fold were measured using Level 2 and Level 3 inputs.

The estimated fair value of warrants, contingent shares and restricted stock awards is determined based on various valuation methodologies, including the Black-Scholes option pricing model and other appropriate valuation techniques. These methodologies consider factors such as the exercise price, expected volatility, expected term, and risk-free interest rate.